STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

1933 Act Rule 497(j)
                                                                                                                                          1933 Act File No. 002-73948
1940 Act File No. 811-03258

Direct Dial: (215) 564-8048

September 28, 2010

FILED VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          DFA Investment Dimensions Group Inc.
File Nos. 002-73948 and 811-03258
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 119/120 to the Registration Statement of DFA Investment Dimensions Group Inc., relating to the World ex U.S. Value Portfolio, which was filed with the Securities and Exchange Commission electronically on August 16, 2010.

Please direct any questions or comments relating to this certification to me or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell